Net interest income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net interest income
Loans	SFr 1,374	SFr 1,389	SFr 1,315	SFr 2,763	SFr 2,632
Investment securities	16	17	18	33	31
Trading assets	2,292	2,086	3,330	4,378	5,283
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	710	704	679	1,414	1,329
Other	365	389	561	754	1,118
Interest and dividend income	4,757	4,585	5,903	9,342	10,393
Deposits	(258)	(244)	(221)	(502)	(476)
Short-term borrowings	(22)	(16)	(28)	(38)	(62)
Trading liabilities	(1,202)	(1,024)	(1,511)	(2,226)	(2,306)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(377)	(376)	(325)	(753)	(640)
Long-term debt	(854)	(858)	(895)	(1,712)	(1,781)
Other	(45)	(56)	(54)	(101)	(107)
Interest expense	(2,758)	(2,574)	(3,034)	(5,332)	(5,372)
Net interest income	1,999	SFr 2,011	2,869	4,010	5,021
Bank
Net interest income
Interest and dividend income	4,643		5,783	9,114	10,146
Interest expense	(2,739)		(3,015)	(5,293)	(5,327)
Net interest income	SFr 1,904		SFr 2,768	SFr 3,821	SFr 4,819